November 9, 2009

Securities and Exchange Commission

100 F Street, NW

Washington, DC 20549

RE:	PHL Variable Insurance Company
Pre-effective Amendment Number 1 to Registration Statement on Form S-1, File Number 333-161382

To the Commission Staff:

Electronically transmitted for filing is Pre-effective Amendment Number 1 to the Registration Statement on Form S-1 filed under the Securities Act of 1933, as amended.

This Pre-effective Amendment reflects changes to the prospectus made in response to written comments from the SEC Staff dated October 16, 2009 and also makes certain other changes described in our written response to those comments which has been filed separately via EDGAR.

The filing fee for the Form S-1 was wired to the Commission’s lockbox at U.S. Bank of St. Louis, Missouri concurrent with the filing of the initial registration statement.

Please call me at (860) 403-6486 if you have questions concerning this filing.

Very truly yours,

/s/ Mary K. Johnson

Counsel

Phoenix Life Insurance Company